Dividends - Summary of Dividends Paid and Proposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [Line Items]
Dividends paid	€ 554	€ 527	€ 515
Less: issue of scrip shares in lieu of cash dividends (note 30)	(77)	(167)	(132)
Dividends paid to equity holders of the Company	469	352	379
Dividends paid by subsidiaries to non-controllinginterests	8	8	4
Total dividends paid	477	360	383
Final 2017 - proposed 48.80c per Ordinary Share (2016: 46.20c; 2015: 44.00c)	409	385	362
5% Cumulative preference shares [member]
Disclosure of Dividends [Line Items]
Dividends paid	0	0	0
7% 'A' cumulative preference shares [member]
Disclosure of Dividends [Line Items]
Dividends paid	0	0	0
Final Dividends [member]
Disclosure of Dividends [Line Items]
Dividends paid	386	363	359
Interim Dividends [member]
Disclosure of Dividends [Line Items]
Dividends paid	160	156	152
Retained Earnings [member]
Disclosure of Dividends [Line Items]
Dividends paid	€ 546	€ 519	€ 511